COLUMBIA FUNDS SERIES TRUST

COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO

COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO

(each a “Fund,” together the “Funds”)

Supplement dated January 2, 2013 to the

Funds’ prospectuses dated June 1, 2012 and November 8, 2012, as supplemented

Effective immediately, the section of each prospectus for Columbia Capital Allocation Moderate Aggressive Portfolio entitled “Principal Investment Strategies” is modified by deleting the table entitled “Asset Class Exposures” and replacing it with the following:

Asset Class Exposures

	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
Columbia Capital Allocation Moderate Aggressive Portfolio	20-85%*	15-60%*	0-40%*	0-40%*

*As a percent of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board.

Effective immediately, the section of each prospectus for Columbia Capital Allocation Moderate Conservative Portfolio entitled “Principal Investment Strategies” is modified by deleting the table entitled “Asset Class Exposures” and replacing it with the following:

Asset Class Exposures

	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
Columbia Capital Allocation Moderate Conservative Portfolio	0-55%*	40-85%*	0-40%*	0-40%*

*As a percent of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board.